CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Expense	¥ 564,327	¥ 473,655	¥ 550,535
Cost of Sales [Member]
Share Based Compensation Expense	967	2,599	3,235
Selling, General and Administrative Expenses [Member]
Share Based Compensation Expense	234,082	147,672	206,936
Research and Development Expense [Member]
Share Based Compensation Expense	¥ 329,278	¥ 323,384	¥ 340,364